CONSOLIDATED BALANCE SHEETS (Parentheticals) - ₪ / shares	Dec. 31, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Ordinary shares, shares authorized (in Shares)	200,000,000	200,000,000
Ordinary shares, shares issued (in Shares)	65,730,082	65,170,217
Ordinary shares, shares outstanding (in Shares)	27,089,259	29,679,755
Ordinary shares, par value (in New Shekels per share)	₪ 0.01	₪ 0.01
Treasury stock, shares (in Shares)	38,640,823	35,490,462